Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
One member of the Company’s board of directors previously served as an executive of a company that is also one of the Company’s customers and vendors (“Company A”). Another member of the Company’s board of directors is currently serving as Chairman of the Board of Directors of Company A. The Company maintains several on-going commercial relationships with Company A.
For the years ended December 31, 2015, 2016, and 2017 as part of the on-going commercial relationships with this company, the Company made payments of approximately $77,000, $591,000, and $157,000, respectively, to this company. For the years ended December 31, 2015, 2016, and 2017, the Company sold products, maintenance, and professional services and received payments from this company of approximately $496,000, $294,000, and $1,000, respectively.
Also, one member of the Company’s board of directors is currently serving on the board of directors of another of the Company’s vendors (“Company B”). The Company maintains an on-going commercial relationship with this Company B.
For the years ended December 31, 2016, and 2017 as part of the on-going commercial relationships with Company B, the Company made payments of approximately $0.2 million, and $0.3 million, respectively to Company B. The Company did not make any payments to Company B for the year ended December 31, 2015.